Cover Page Cover Page	Oct. 30, 2026
Cover [Abstract]
Entity Registrant Name	CAPRI HOLDINGS LIMITED
Document Period End Date	Oct. 30, 2026
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, no par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1T 4EZ
Entity Incorporation, State or Country Code	D8
Entity File Number	001-35368
Document Type	8-K
Trading Symbol	CPRI
Security Exchange Name	NYSE
Entity Address, Address Line One	90 Whitfield Street
Entity Address, City or Town	London
Entity Address, State or Province	44
City Area Code	207
Local Phone Number	632 8600
Entity Central Index Key	0001530721
Amendment Flag	false